CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 140,529	$ 163,412
Restricted cash	2,671	13,480
Accounts receivable, net	66,416	64,813
Due from affiliate companies	17,461	12,669
Inventories	27,357	24,443
Prepaid expenses and other current assets	32,532	24,142
Total current assets	286,966	302,959
Deposits for vessels, port terminals and other fixed assets	91,669	73,949
Vessels, port terminals and other fixed assets, net	1,868,668	1,823,961
Other long-term assets	38,979	43,758
Loan receivable from affiliate companies	21,827	16,474
Investments in affiliates	388,772	381,746
Investments in available-for-sale securities	0	5,173
Intangible assets other than goodwill	144,478	150,457
Goodwill	160,336	160,336
Total non-current assets	2,714,729	2,655,854
Total assets	3,001,695	2,958,813
Current liabilities
Accounts payable	80,980	72,605
Accrued expenses and other liabilities	101,285	103,095
Deferred income and cash received in advance	11,894	13,492
Due to affiliate companies	24,365	17,791
Current portion of capital lease obligations	3,000	2,929
Current portion of long-term debt, net	23,516	16,944
Total current liabilities	245,040	226,856
Senior and ship mortgage notes, net	1,352,860	1,350,941
Long-term debt, net of current portion	252,520	213,423
Capital lease obligations, net of current portion	15,555	17,720
Unfavorable lease terms	0	7,526
Other long-term liabilities and deferred income	35,684	20,878
Long term payable to affiliate companies	6,430	0
Deferred tax liability	11,515	10,917
Total non-current liabilities	1,674,564	1,621,405
Total liabilities	1,919,604	1,848,261
Commitments and contingencies
Stockholders' equity
Preferred Stock - $0.0001 par value, authorized 1,000,000 shares, and 73,935 issued and outstanding as of both June 30, 2016 and December 31, 2015.	0	0
Common stock - $0.0001 par value, authorized 250,000,000 shares, and 109,538,620 and 110,468,753 issued and outstanding as of June 30, 2016 and December 31, 2015, respectively.	11	11
Additional paid-in capital	727,651	726,791
Accumulated other comprehensive loss	0	(445)
Retained earnings	228,122	262,603
Total Navios Holdings' stockholders' equity	955,784	988,960
Noncontrolling interest	126,307	121,592
Total stockholders' equity	1,082,091	1,110,552
Total liabilities and stockholders' equity	$ 3,001,695	$ 2,958,813